Related Party Transactions (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 EUR (€)
Related Party Transactions [Line Items]
Amount of transaction	$ 236
Due to related parties	178,813		$ 178,813		$ 140,731
Services Provided By Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			48,257	$ 39,782
Services Provided To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			11,902	14,312
Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction			12,061	14,256
Sales To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			0	0
Purchases From Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			54,259	5,040
accounts payable
Related Party Transactions [Line Items]
Amount of transaction	49,659				270
accounts receivable
Related Party Transactions [Line Items]
Amount of transaction	0				0
Accounts Receivable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	5,413				5,767
Accounts Payable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 4,759				5,596
Fresenius SE [Member]
Related Party Transactions [Line Items]
Date of repayment	Apr. 30, 2015	Apr. 30, 2015
Advances received	$ 21,195	€ 19,700
Interest rate, advances received	1.188%	1.188%
Fresenius SE [Member] | Services Provided By Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			10,388	11,757
Fresenius SE [Member] | Services Provided To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			97	184
Fresenius SE [Member] | Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction			4,741	5,299
Fresenius SE [Member] | Sales To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			4
Fresenius SE [Member] | Senior notes held by related party [Member]
Related Party Transactions [Line Items]
Amount of transaction					$ 1,170
Interest rate					4.125%
Fresenius SE [Member] | Accounts Receivable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction					$ 106
Fresenius SE [Member] | Accounts Payable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 2,758				3,134
General Partner [Member]
Related Party Transactions [Line Items]
Due to related parties	$ 1,614		1,614			€ 1,500
Interest rate	1.335%	1.335%
Equity Method Investees [Member] | Services Provided To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			8,021	9,782
Equity Method Investees [Member] | Accounts Receivable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 4,152				4,265
Equity Method Investees [Member] | Accounts Payable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	0				0
Equity Method Investees [Member] | equity method investee
Related Party Transactions [Line Items]
Amount of transaction	$ 22,500
Interest rate	2.5366%	2.5366%
Fresenius SE Subsidiary [Member] | Services Provided By Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			37,869	28,025
Fresenius SE Subsidiary [Member] | Services Provided To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			3,784	4,346
Fresenius SE Subsidiary [Member] | Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction			7,320	8,957
Fresenius SE Subsidiary [Member] | Sales To Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			13,247	24,710
Fresenius SE Subsidiary [Member] | Purchases From Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction			$ 18,706	$ 20,378
Fresenius SE Subsidiary [Member] | Senior notes held by related party [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 8,930	€ 8,300
Interest rate	5.25%	5.25%
Fresenius SE Subsidiary [Member] | accounts payable
Related Party Transactions [Line Items]
Amount of transaction	$ 4,200				4,132
Fresenius SE Subsidiary [Member] | accounts receivable
Related Party Transactions [Line Items]
Amount of transaction	8,966				18,352
Fresenius SE Subsidiary [Member] | Accounts Receivable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	1,025				1,396
Fresenius SE Subsidiary [Member] | Accounts Payable Serices [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 2,001				$ 2,462
General partner extensions [Member]
Related Party Transactions [Line Items]
Interest rate	1.849%	1.849%